Crypto Asset Borrowings (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Borrowing [Member]
Crypto Asset Borrowings [Line Items]
Crypto asset borrowings	¥ 51	¥ 35	¥ 49